Components of Other Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Jan. 31, 2013	Apr. 30, 2012		Apr. 30, 2011
Current:
Foreign currency embedded derivatives and foreign currency contracts	$ 14,849	$ 11,089		$ 10,755
Unfavorable contract credits		2,913		12,238
Residual value guarantees		83
Lease aircraft return costs	944	1,632		1,585
Fixed interest rate obligations	2,140	2,900	[1]	3,167	[1]
Contract inducement	806	801		824
Deferred gains on sale-leasebacks of aircraft	2,668	1,853		589
Aircraft modifications	1,757	2,377		3,148
Other current liabilities	23,164	23,648		32,306
Non-current:
Accrued pension obligations	102,916	107,699		103,877
Foreign currency embedded derivatives and foreign currency contracts	26,007	17,384		24,807
Unfavorable contract credits				3,060
Residual value guarantees	18,276	17,345		12,852
Contract inducement	9,639	10,233		11,323
Insurance claims accrual	11,533	13,646	[2]	10,417	[2]
Fixed interest rate obligations	1,464	3,137	[1]	6,262	[1]
Deferred gains on sale-leasebacks of aircraft	18,787	14,475		4,683
Deferred rent liabilities	893	2,013		3,645
Other	5,147	5,589		7,728
Other liabilities	$ 194,662	$ 191,521		$ 188,654

[1]	Fixed interest rate obligations: As part of the acquisition of the Predecessor, the Company acquired certain operating leases where swap arrangements were entered into with lessors to fix the interest rate on these leases' floating interest rates. These swap arrangements are a separately identifiable contractual right that were valued as part of the acquisition. These fixed interest rate obligations are being amortized over the related lease term as a charge to lease costs, recorded in direct costs in the statement of operations.
[2]	Insurance claims accrual: The insurance claims accrual relates solely to the Company's reinsurance subsidiary, CHC Reinsurance S.A. The amount represents accruals for losses that have been reported, but not yet paid and accruals for losses that have been incurred, but not yet reported. The reinsurance subsidiary reinsures certain employee benefits, death and disability benefits, loss of license insurance and coverage not available in the commercial insurance market for the operations of the Company.